Average Annual Total Returns - Invesco 1-30 Laddered Treasury ETF	ETF 1 Year	ETF 5 Years	ETF 10 Years	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions 10 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Ryan/NASDAQ U.S. 1-30 Year Treasury Laddered Index (reflects no deduction for fees, expenses or taxes) 1 Year	Ryan/NASDAQ U.S. 1-30 Year Treasury Laddered Index (reflects no deduction for fees, expenses or taxes) 5 Years	Ryan/NASDAQ U.S. 1-30 Year Treasury Laddered Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays U.S. Treasury Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Treasury Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Treasury Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	10.33%	3.07%	5.13%	9.43%	2.18%	4.16%	6.10%	1.94%	3.61%	10.58%	3.32%	5.41%	6.86%	2.36%	3.13%